Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The more significant estimates and assumptions by management include, among others, valuation of inventory, valuation and recognition of stock-based
compensation expense, valuation and recognition of warrants, and estimates in capitalization of website development and
internal-use
software costs. Management believes that the estimates, and judgments upon which it relies, are reasonable based upon information available to it at the time that these estimates and judgments were made. Actual results experienced by the Company may differ from management’s estimates. To the extent that there are material differences between these estimates and actual results, the Company’s consolidated financial statements will be affected.

Risks and Uncertainties
Risks and Uncertainties
The Company’s business, operations, and financial results are subject to various risks and uncertainties, including adverse United States economic conditions, legal restrictions, changing laws for medical services and prescription products, or decisions to outsource or modify portions of its supply chain, and competition in its industry could adversely affect its business, financial condition, results of operations, and cash flows. These significant factors, among others, could cause the Company’s future results to differ materially from the consolidated financial statements.

Concentration Risk
Concentration Risk
The Company’s financial instruments that are potentially exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable.
The Company maintains its cash, cash equivalents, short-term investments and restricted cash with high-quality financial institutions with investment- grade ratings. The majority of the cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.
The prescription products ordered on the Company’s
e-commerce
online platform have historically been fulfilled by two pharmacies. If either of the pharmacies were to stop fulfilling orders, it could significantly slow prescription product sales until a new supplier is found. The Company maintains agreements with these pharmacies and is investing in new pharmacy fulfillment capabilities to mitigate any such risk.
As of and for the years ended December 31, 2020 and 2019, a single wholesale customer represented more than 10% of accounts receivable and no single customer represented more than 10% of revenue. In addition, the Company had an immaterial amount of revenue related to sales in foreign countries.

Foreign Currency Translation
Foreign Currency Translation
The Company’s consolidated financial statements are presented in U.S. dollars. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are presented as foreign currency translation adjustments, a component of other comprehensive income on the consolidated statements of operations and comprehensive loss.

Segment Reporting
Segment Reporting
For the years ended December 31, 2020 and 2019, the Company was managed as a single operating segment on a consolidated basis. Furthermore, the Company determined that the Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker as he is responsible for making decisions regarding the allocation of resources and assessing performance as well as for strategic operational decisions and managing the organization at a consolidated level.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments purchased with an original maturity or remaining maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash and cash equivalents with financial institutions.
The restricted cash balance is comprised of the cash collateral that is held by the Company’s primary financial institution for (i) use of the institution’s cash management services and (ii) a letter of credit issued as a security deposit for the Company’s warehouse facility in New Albany, Ohio. Refer to Note 9 – Borrowing Arrangements for further details.
Total cash, cash equivalents, and restricted cash are summarized as follows (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$27,344	$22,647
Restricted cash	1,006	150
Total cash, cash equivalents, and restricted cash	$28,350	$22,797

Short-term and Long-term Investments
Short-term
and
Long-term
Investments
Available-for-sale
debt instruments with original maturities at the date of purchase greater than three months and remaining maturities of less than one year are classified as short-term
investments.
Available-for-sale
debt instruments with original maturities at the date of purchase and remaining maturities of greater than one year are classified as long-term investments. The Company intends to sell such investments at or close to maturity.

The investments, if any, are designated as
available-for-sale
and are reported at fair value, with unrealized gains and losses, net of tax, recorded in other comprehensive income on the consolidated statements of operations and comprehensive loss, except as noted in the
Other-Than-Temporary
Impairment section that follows. The Company determines the cost of the investment sold based on specific identification at the individual security level. The Company records the interest income and realized gains and losses on the sale of these instruments within other income (expense), net on the consolidated statements of operations and comprehensive loss.

Other-Than-Temporary Impairment
Other-Than-Temporary
Impairment
The Company’s investments are subject to a periodic impairment review. Investments are considered impaired when the fair value is below the investment’s adjusted cost basis. This would occur for marketable debt instruments when the fair value is below amortized cost and the Company intends to sell the instrument, or when it is more likely than not that the Company will be required to sell the instrument before recovery of its amortized cost basis, or when the Company does not expect to recover the entire amortized cost basis of the instrument (a credit loss exists). When the Company does not expect to recover the entire amortized cost basis of the instrument, it separates other-than-temporary
impairments into amounts representing credit losses, which are recognized in other income (expense), net, and amounts related to all other factors, which are recognized in other comprehensive (loss) income on the consolidated statements of operations and comprehensive loss. The Company incurred no impairments for the years ended December 31, 2020 or 2019.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of a financial instrument is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to ongoing fair value measurement are categorized and disclosed into one of the three categories depending on observable or unobservable inputs employed in the measurement. Hierarchical levels, which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities, are as follows:

•	Level 1: Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2: Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities and that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level
input that is significant to the fair
value
measurement.

Inventory
Inventory
Inventory primarily consists of finished goods and raw materials that are located at Company-managed and third-party fulfillment warehouses. Inventory is stated at the lower of cost or net realizable value and inventory cost is determined by the weighted average cost method. The Company reserves for expired, slow-moving,
and excess inventory by estimating the net realizable value based on the potential future use of such inventory. Management monitors inventory to identify events that would require impairment due to slow-moving, expired, or obsolete inventory and adjusts the value of inventory when required. Obsolete inventory balances are written-off
against the inventory allowance after management determines that the inventory cannot be sold. For the years ended December 31, 2020 and 2019, the Company recorded write-offs of $0.2 million and $1.4 million, respectively
.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of balances related to prepayments or vendor deposits for inventory, software, insurance, marketing and other operating costs, and trade and other accounts receivables. Prepaid expenses are recorded when payment has been made in advance for goods and services. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Receivables are stated at amounts estimated by management to be equal to their net realizable values. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable losses and it is recorded when it is probable that amounts will not be collected based on historical collection trends, age of outstanding receivables, specific customer circumstances, and existing economic conditions. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2020 and 2019, accounts receivable was $1.1 million and $0.9 million, respectively, and included within prepaid expenses and other current assets on the consolidated balance sheets. There were no write-offs of accounts receivable for the years ended December 31, 2020 or 2019. As of December 31, 2020 and 2019, the Company had no allowances for doubtful accounts.
The Company does not have any
off-balance
sheet credit exposure related to its customers.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost, less accumulated depreciation and amortization. Maintenance and repair costs are charged to expense as incurred, and expenditures that extend the useful lives of assets are capitalized. Property and equipment are depreciated or amortized using the straight- line method over the estimated useful lives ranging from two to five years and consist primarily of facility equipment, computers, equipment, furniture, and fixtures. Property and equipment, net was $1.7 million and $0.2 million as of December 31, 2020 and 2019, respectively, and is classified within other long-term assets on the consolidated balance sheets.

Intangibles
Intangibles
Intangibles with finite lives are amortized over their useful life in accordance with Accounting Standards Codification (“ASC”)
350-30,
Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill.
Amortization is provided by utilizing a straight-line method over the estimated useful lives of the intangibles.
The Company accounts for website development costs in accordance with ASC
350-50,
Intangibles – Goodwill and Other – Website Development Costs
. The costs incurred during the website application and infrastructure stages as well as costs incurred during the graphics and content development stages are capitalized; all other costs are expensed as incurred. In addition, the Company incurs costs to develop software for internal use, which are accounted for under ASC
350-40,
Intangibles – Goodwill and Other –
Internal-Use
Software
. The costs incurred during the application development phase are capitalized until the project is completed and the asset is ready for intended use. The Company expenses all costs that relate to the preliminary project and post-implementation operation phases of development as selling, general, and administrative expense on the consolidated statement of operations and comprehensive loss.
As of December 31, 2020 and 2019, website development and internal-use software costs of $2.9 million and $1.3 million, net of amortization of $1.0 million and $0.2 million, respectively, were classified within other long-term
assets on the consolidated balance sheets and had useful lives of 2 to 3 years.
The following table summarizes the estimated amortization of intangibles for the five years subsequent to December 31, 2020, and thereafter (in thousands):

2021	$1,157
2022	1,052
2023	586
2024	128
2025 and thereafter	18
Total	$2,941

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets include property and equipment and intangible assets subject to amortization. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such cases, recoverability of assets to be held and used is assessed by comparing the carrying amount of assets with their future underlying net cash flows (undiscounted and without interest charges). If such assets are considered to be impaired, an impairment is recognized as the amount by which the carrying amount of the assets exceeds the estimated fair values of the assets. Assets to be disposed of by sale are reported at the lower of their carrying amount or estimated fair value less costs to sell. As of December 31, 2020 and 2019, the Company determined that no events or changes in circumstances existed that would otherwise indicate any impairment of its long-lived assets.

Warrant Liability
Warrant Liability
The Company classifies warrants to purchase shares of Series C and Series D redeemable convertible preferred stock that are contingently puttable or redeemable as liabilities. Such warrants are measured and recognized at fair value and are subject to remeasurement at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other income (expense), net within the consolidated statements of operations and comprehensive loss. The Company will continue to adjust the warrant liability for changes in the fair value until the earlier of a) the exercise or expiration of the warrants or b) the completion of a liquidation event, including completion of an initial public offering, at which time all outstanding preferred stock warrants will be converted into warrants to purchase shares of common stock and the liability will be reclassified to additional paid-in
capital. As of December 31, 2020, all Series C preferred stock warrants were exercised.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
, when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
The Company’s consolidated revenue primarily comprises online sales of health and wellness products through the Company’s website, including prescription and nonprescription products. In contracts that contain prescription products, revenue also includes medical consultation services. Additionally, starting in March 2020, the Company began selling its products to a new wholesale partner, leading to an increase in revenue generated from wholesale arrangements for the year ended December 31, 2020.
Revenue consists of the following (in thousands):

	Year Ended December 31,
	2020	2019
Online	$140,728	$82,286
Wholesale	8,029	272

Total revenue	$148,757	$82,558

For online revenue, the Company defines its customer as an individual who purchases products or services through the website. For wholesale revenue, Company defines its customer as a wholesale partner. The transaction price in the Company’s contracts with customers is the total amount of consideration to which the Company expects to be entitled in exchange for transferring products or services to the customer.
The Company’s contracts that contain prescription products include two performance obligations: access to (i) products and (ii) consultation services. The Company’s contracts that do not contain prescription products have a single performance obligation. Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product to the customer and, in contracts that contain services, by the provision of consultation services to the customer. The Company satisfies its performance obligation for products at a point in time, which is upon delivery of the products to a third-party carrier. The Company satisfies its performance obligation for services over the period of the consultation service, which is typically a few days. The customer obtains control of the products and services upon the Company’s completion of its performance obligations.

For contracts with multiple performance obligations, the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis. The stand-alone
selling price is based on the prices at which the Company separately sells the products and services, as well as market and cost-plus margin-based estimates. For the years ended December 31, 2020 and 2019, service revenue represents less than 10% of consolidated revenues.
To fulfill its promise to customers for contracts that include professional medical consultations, the Company maintains relationships with various “Affiliated Medical Groups,” which are professional corporations or other professional entities owned by licensed physicians and other professional entities that engage licensed medical professionals (medical doctors, physician assistants, and nurse practitioners; collectively referred to as “Providers”) to provide consultation services. Refer to Note 7 – Variable Interest Entities. The Company accounts for service revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company determines which Affiliated Medical Group and Provider provides the consultation to the customer; (ii) the Company is primarily responsible for the satisfactory fulfillment and acceptability of the services; (iii) the Company incurs costs for consultation services even for visits that do not result in a prescription and the sale of products; and (iv) the Company, at its sole discretion, sets all listed prices charged on its websites for products and services.
Additionally, to fulfill its promise to customers for contracts that include professional medical consultations, the Company maintains relationships with third-party
pharmacies (“Partner Pharmacies”) to fill prescriptions that are ordered by the Company’s customers. The Company accounts for prescription product revenue as a principal in the arrangement with its customers. This conclusion is reached because (i) the Company has sole discretion in determining which Partner Pharmacy fills a customer’s prescription; (ii) Partner Pharmacies fill the prescription based on fulfillment instructions provided by the Company including using Company’s branded packaging for generic products; (iii) the Company is primarily responsible to the customer for the satisfactory fulfillment and acceptability of the order; (iv) the Company is responsible for refunds of the prescription medication after transfer of control to the customer; and (v) the Company, at its sole discretion, sets all listed prices charged on its website for products and services.
The Company estimates refunds using the expected value method based on historical refunds granted to customers. The Company updates its estimate at the end of each reporting period and recognizes the estimated amount as contra-revenue with a corresponding refund liability. Sales, value-added, and other taxes are excluded from the transaction price and, therefore, from revenue.
The Company has made an accounting policy election to account for shipping and handling activities performed after the control of a product has been transferred to the customer as fulfillment costs, with direct costs to ship products to customers included in cost of revenue. The Company’s contracts with customers do not contain costs to obtain or costs to fulfill contracts with customers in accordance with ASC
340-40,
Other Assets and Deferred Costs – Contracts with Customers.

For online sales, payment for prescription medication and nonprescription products is typically collected from the customer a few days in advance of product shipment. Contract liabilities are recorded when payments have been received from the customer for undelivered products or services and are recognized as revenue when the performance obligations are later satisfied. Contract liabilities consisting of balances related to customer prepayments are recognized as current deferred revenue on the consolidated balance sheets of which substantially all of the balance is recognized in the following month. For wholesale arrangements, payments are collected in accordance with contract terms.

Cost of Revenue
Cost of Revenue
Cost of revenue consists of costs directly attributable to the products shipped and services rendered, including product costs, packaging materials, shipping costs, and labor costs directly related to revenue generating activities. Costs related to free products where there is no expectation of future purchases from a customer are considered to be selling, general, or administrative expenses and are excluded from cost of revenue.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based upon differences between the financial reporting and tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.
The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis, to ascertain whether it is more likely than not that deferred tax assets will be realized. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance, which would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period such determination is made.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company recognizes potential liabilities based on an estimate of whether, and the extent to which, additional taxes will be due. The Company accounts for uncertain tax positions in accordance with the relevant guidance, which prescribes a two-step
approach to
recognize and measure uncertain tax positions taken or expected to be taken in the income tax return, and also provides guidance on recognition, classification, interest and penalties, disclosure, and transition. The first step is to evaluate the tax position taken or expected to be taken by determining whether the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, including resolution of any related appeals or litigation process. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Stock-based Compensation
Stock-Based Compensation
The fair value of stock options, equity-classified warrants issued to vendors, and restricted stock units (“RSUs”), are measured at the grant date fair value. The fair value of employee stock options and vendor warrants are generally determined using the Black-Scholes Merton (“BSM”) option-pricing model using various inputs, including estimates of expected volatility, term, risk-free
rate, and future dividends. Stock options that were granted to the Company’s CEO with performance conditions were valued using the Monte Carlo simulation model. The Company recognizes compensation costs on a straight-line basis over the requisite service period of the employee and vendor, which is generally the option vesting term of four years for options and warrants that do not have performance conditions. Stock options and RSUs with performance conditions are recognized when it is probable that performance criteria will be achieved and compensation cost is recognized using the accelerated attribution method. The Company accounts for forfeitures as they occur.
Fair Value of Common Stock –
Given the absence of a public trading market, the Board of Directors of the Company considers numerous objective and subjective factors to determine the fair value of common stock at each meeting at which awards are approved. These factors include, but are not limited to, (i) contemporaneous valuations of common stock performed by an independent valuation specialist; (ii) developments in the Company’s business and stage of development; (iii) the Company’s operational and financial performance and condition; (iv) issuances of preferred stock and the rights and preferences of preferred stock relative to common stock; (v) current condition of capital markets and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company; and (vi) the lack of marketability of the Company’s common stock. For financial reporting purposes, the Company considers the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. The determination includes an evaluation of whether the subsequent valuation indicates that any significant change in valuation had occurred between the previous valuation and the grant date.
Expected Term –
The Company calculates the expected term using the simplified method based on the options’ vesting term and contractual terms as the Company does not have sufficient relevant historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.
Expected Volatility –
The volatility is derived from the average historical stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the share-based grants.
Risk-free Interest Rate –
The Company derives the risk-free interest rate assumption from the United States Treasury’s rates for the U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the awards being valued.
Dividend Yield –
The Company bases the assumed dividend yield on its expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero.
The Company issues shares for the early exercise of common stock options. The unvested shares are subject to the Company’s repurchase right at the lower of the fair market value of the shares of common stock on the date of repurchase or their original purchase price. The proceeds initially are recorded as a liability from the early exercise of stock options and recorded within accrued liabilities on the consolidated balance sheets. These amounts are reclassified to common stock and additional paid-in
capital as the Company’s repurchase right lapses.

Leases
Leases
The Company leases a facility under a noncancelable lease agreement that is accounted for as an operating lease. Rent expense is recorded on a straight- line basis over the lease term. For rent abatement and rent escalation provisions, the Company recognizes the related rent expense on a straight-line basis over the lease term. The difference between cash rent payments and the recognition of straight-line
rent expense is recorded as deferred rent and amortized over the lease term.

Employee Benefit Plan
Employee Benefit Plan
In 2018, the Company adopted a 401(k) Profit Sharing Plan covering substantially all of its U.S. employees. In 2020, the Company adopted a new 401 (k) Profit Sharing Plan upon transferring 401(k) administration to a new service provider. The Company has not contributed to the plans since their inception.

Advertising
Advertising
For the years ended December 31, 2020 and 2019, customer acquisition costs were $44.0 million and $51.6 million, respectively. These customer acquisition expenses are charged to expense as incurred and recorded within marketing expense on the consolidated statements of operations and comprehensive loss.

Other Comprehensive Income
Other Comprehensive Income
The Company’s other comprehensive income is impacted by foreign currency translation and available-for-sale
investment fair value adjustments. The impact of foreign currency translation is affected by the translation of assets and liabilities of the Company’s United Kingdom foreign subsidiary, which is denominated in pounds sterling. The primary assets and liabilities affecting the adjustments are cash and cash equivalents, other assets, and accounts payable. The impact of available-for-sale
securities is primarily affected by unrecognized gains and losses related to fluctuations in the fair market value of the securities.

Liquidity
Liquidity
The Company’s operations have been financed primarily through the issuance of common and preferred stock. Since inception, the Company has incurred negative cash flows as it is expending significant resources in expanding its activities. This has resulted in losses from operations, which are expected to continue for the foreseeable future years, and an accumulated deficit. The Company may require additional financing to fund operations to meet its business plan.
During the year ended December 31, 2020, the Company incurred a net loss of $18.1 million and had negative cash flows from operating activities of $2.5 million. As of December 31, 2020, the Company had an accumulated deficit of $171.3 million, cash and cash equivalents of $27.3 million, and short-term investments of $72.9 million.
The Company believes that its existing cash and investment balances and availability under borrowing agreements are sufficient for the Company to meet its obligations through at least March 31, 2022. Management considers that there are no conditions or events in the aggregate, including the impact of the
COVID-19
pandemic, that raise substantial doubt about the entity’s ability to continue as a going concern for a period of at least one year from the date the consolidated financial statements are issued. Refer to Note 17 – Subsequent Events for transactions occurring subsequent to year-end
resulting in increased liquidity.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-18,
Statement of Cash Flows (Topic 230): Restricted Cash
. ASU
2016-18
requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts shown on the consolidated statement of cash flows. The Company adopted ASU
2016-18
as of January 1, 2019, using a retrospective transition method to each period presented.
In August 2018, the FASB issued ASU
2018-13,
Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820, Fair Value Measurement. This ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The standard is effective for public companies for fiscal years beginning after December 15, 2019, with early adoption permitted for removed disclosures and delayed adoption until fiscal year 2020 permitted for the new disclosures. The Company adopted this disclosure requirement for the year ended December 31, 2020.
In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40)
, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The standard is effective for public companies for fiscal years beginning after December 15, 2019. The Company adopted ASU
2018-15
as of January 1, 2019, which did not have an impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which requires lessees to recognize leases on their balance sheets and disclose key information about leasing arrangements. The ASU establishes a right-of-use
(“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition on the income statement. The standard is effective for smaller reporting companies for fiscal years beginning after December 15, 2021 and for interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. In July 2018, the FASB approved an amendment to the new guidance that allows companies the option of using the effective date of the new standard as the initial application (at the beginning of the period in which it is adopted, rather than at the beginning of the earliest comparative period) and to recognize the effects of applying the new ASU as a cumulative effect adjustment to the opening balance sheet or retained earnings. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
to require the measurement of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The guidance also amends the impairment model for available-for-sale
debt securities and requires entities to determine whether all or a portion of the unrealized loss on such debt security is a credit loss. In November 2018, ASU
2018-19
aligns the implementation date for nonpublic entities’ annual financial statements with the implementation date for their interim financial statements and clarify the scope of the guidance in the amendments in ASU
2016-13
to clarify that receivables arising from operating leases are not within the scope of
Credit Losses (Topic 326)
and should be accounted for in accordance with
Leases (Topic 842
). In April 2019, the FASB issued ASU
2019-04,
which, among other amendments, allows for certain policy elections and practical expedients related to accrued interest on financial instruments. In November 2019, the FASB issued ASU
2019-10
and ASU
2019-11,
which addressed certain aspects of the guidance related to effective dates, expected recoveries, troubled debt restructurings, accrued interest receivables, and financial assets secured by collateral. In February and March 2020, the FASB also issued ASU
2020-02
and ASU
2020-03,
respectively, which provide certain amendments and improvements to sections of ASU
2016-13.
These standards are effective for smaller reporting companies for fiscal years and interim periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes
, which is intended to improve consistency and simplify several areas of existing guidance. ASU
2019-12
removes certain exceptions to the general principles related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
is effective for annual reporting periods beginning after December 15, 2020 for public entities, including interim periods within those fiscal years. The standard is effective for public companies for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.